SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 250	$ 235	$ 285
Additions	80	80	115
Deductions	(87)	(65)	(165)
Balance, ending	243	250	235
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	306	314	276
Additions	269	194	84
Deductions	(186)	(202)	(46)
Balance, ending	$ 389	$ 306	$ 314